Share-based compensation (Huya's share-based awards - Narrative) (Details)	12 Months Ended
	Dec. 31, 2019 installment shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Huya 2017 Share Incentive Plan [Member]
Share-based compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares	0	6,138,353
Vested in four equal installments over the following 48 months | Employees [Member]
Share-based compensation [Line Items]
Number of vesting installments	2
Share options [Member] | Huya 2017 Share Incentive Plan [Member] | Employees [Member]
Share-based compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares	0	5,918,353	11,737,705
Share options [Member] | Huya 2017 Share Incentive Plan [Member] | Non-employee [Member]
Share-based compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares	0	220,000
Share options [Member] | Vested after 24 months of the grant date and two equal installments over the following 24 months | Huya 2017 Share Incentive Plan [Member]
Share-based compensation [Line Items]
Number of vesting installments	2
Vesting percentage	50.00%
Vesting percentage remaining	50.00%
Vesting period	24 months
Secondary vesting period	24 months
Share options [Member] | Vested in four equal installments over the following 48 months | Huya 2017 Share Incentive Plan [Member]
Share-based compensation [Line Items]
Number of vesting installments	4
Vesting period	48 months
Restricted shares | Vested after 24 months of the grant date and two equal installments over the following 24 months | Huya 2017 Share Incentive Plan [Member]
Share-based compensation [Line Items]
Number of vesting installments	2
Vesting percentage	50.00%
Vesting percentage remaining	50.00%
Vesting period	24 months
Secondary vesting period	24 months
Restricted shares | Vested in four equal installments over the following 48 months | Huya 2017 Share Incentive Plan [Member]
Share-based compensation [Line Items]
Number of vesting installments	4
Vesting period	48 months